Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions

Note 13 — Related party transactions

One of the Company’s minority shareholders is a member of the Board of Directors of one of the Company’s customers. Total revenue recorded from the related party for the years ended December 31, 2020 and 2019 was approximately $0.1 million and $1.0 million, respectively. Accounts receivable from the related party was $0.0 million and $0.5 million as of December 31, 2020 and 2019, respectively. Revenue and accounts receivable from the related party were not material in the year ended December 31, 2018.

On November 28, 2018, the Company’s Board of Directors declared a dividend of $0.17 per common share, or $2.0 million, to the Company’s sole shareholder ASL. The dividend was paid in 2019.

As discussed further in Note 2, the Company provides services to its customers utilizing personnel from GD-Ukraine. GD-Ukraine performs services and support exclusively on behalf of the Company and its customers, however, the Company has no ownership in the sub-contractor. GD-Ukraine’s equity holder is an employee of the Company.